3. INVESTMENT SECURITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Details
Available for Sale Securities, Basis for Valuation	Investment securities available for sale are carried at estimated fair market value.
Proceeds from Sale of Securities, Operating Activities	$ 14,873,211	$ 12,621,828
Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	9,545,000	9,505,000
Gross Gains realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	$ 38,130	13,932
Net Gains realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof		$ 13,932